Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Summary of financial instruments, analyzed by classes and categories

	12/31/2022
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	179,581	n/a
Fixed term deposit	AC	19,987	n/a
Non-current security deposits	AC	3,386	3,265
Security deposits	AC	2,594	n/a
Total financial assets		205,548
Financial liabilities, by class
Non-current trade and other payables	AC	3,483	3,239
Current trade and other payables	AC	33,658	n/a
Non-current other liabilities	AC	21	21
Current other financial liabilities	AC	4	n/a
Warrants	FVTPL	26,267	26,267
Total financial liabilities		63,433

Thereof aggregated to categories according to IFRS 9	Carrying
amount
Financial assets measured at AC	205,548
Financial assets measured at FVTPL	—
Financial liabilities measured at FVTPL	26,267
Financial liabilities measured at AC	37,166

Financial instruments, analyzed by classes and categories

	12/31/2021
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	129,856	n/a
Money market fund	FVTPL	99,919	99,919
Fixed term deposit	AC	119,664	n/a
Non-current security deposits	AC	3,779	3,787
Security deposits	AC	42	n/a
Total financial assets		353,260
Financial liabilities, by class
Non-current trade and other payables	AC	2,906	2,868
Current trade and other payables	AC	35,335	n/a
Warrants	FVTPL	21,405	21,405
Total financial liabilities		59,646

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at AC	253,341
Financial assets measured at FVTPL	99,919
Financial liabilities measured at FVTPL	21,405
Financial liabilities measured at AC	38,241

Summary of effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives

December 31, 2022			Effect on financial
in € thousand	Shift in share price	Fair Value warrant	result
Base	—	(24,455)	—
Up	10%	(28,316)	(3,861)
Down	(10)%	(21,023)	3,432

			Effect on financial
in € thousand	Shift in volatility	Fair Value warrant	result
Base	—	(24,455)	—
Up	10%	(27,029)	(2,574)
Down	(10)%	(21,881)	2,575

Summary of financial instruments, changes in fair Value of level 3 instruments

		Convertible loan –	RDO and 2022
In € thousand	Promissory Notes	embedded derivative	PIPE Warrants
January 1, 2021	676	14,948	—
Purchases / issuances	1,051	312	—
Changes from fair value remeasurement	475	(6,326)	—
Foreign exchange effects	20	—	—
Conversion	(2,222)	(8,934)	—
December 31, 2021	—	—	—
Initial recognition	—	—	34,550
Changes from fair value remeasurement	—	—	(8,979)
Foreign exchange effects	—	—	(1,116)
December 31, 2022	—	—	24,455

Summary of net gains and losses for each of the financial instrument measurement categories

2022	Subsequent measurement
		Foreign		Impairment
		exchange		losses net of	Total per
In € thousand	Interest	conversion	Fair value	reversal	category
Financial assets measured at amortized cost	(412)	1,147	—	125	860
Financial liabilities measured at amortized cost	(236)	(560)	—	—	(796)
Financial assets and liabilities measured at fair value through profit or loss	—	(508)	29,667	—	29,159
Total	(648)	79	29,667	125	29,223

2021	Subsequent measurement
		Foreign		Impairment
		exchange		losses net of	Total per
In € thousand	Interest	conversion	Fair value	reversal	category
Financial assets measured at amortized cost	(364)	1,061	—	(260)	437
Financial liabilities measured at amortized cost	(3,483)	(446)	—	—	(3,929)
Financial assets and liabilities measured at fair value through profit or loss	—	(1,018)	(3,327)	—	(4,345)
Total	(3,847)	(403)	(3,327)	(260)	(7,837)

Summary of exposures to credit risk for all financial assets that are not measured at fair value through profit or loss

				12/31/2022
	Equivalent to
	external	Gross	Impairment
	credit rating	carrying	loss	Credit-
in € thousand	[S&P]	amount	allowance	impaired
Grades 1–6: Low risk	BBB- to AAA	205,683	(135)	No
Of which:
Cash and cash equivalents		179,640	(59)	No
Fixed-term deposits		20,017	(30)	No
Security deposits		6,026	(46)	No

				12/31/2021
	Equivalent to
	external	Gross	Impairment
	credit rating	carrying	loss	Credit-
in € thousand	[S&P]	amount	allowance	impaired
Grades 1–6: Low risk	BBB- to AAA	253,601	(260)	No
Of which:
Cash and cash equivalents		129,859	(3)	No
Fixed-term deposit		119,920	(256)	No
Security deposits		3,822	(1)	No

Schedule of exposure to possible appreciation and depreciation in foreign currency

	USD	JPY	GBP	Total exposure
At December 31, 2022	(in € thousand)	(in € thousand)	(in € thousand)	(in € thousand)
Cash and cash equivalents	17,927	—	—	17,927
Current financial assets	2,158	—	3,793	5,951
Non-current financial assets	5,424	—	6,369	11,793
Non-current trade and other payables	(2,885)	(901)	—	(3,786)
Current trade and other payables	(7,097)	—	(138)	(7,235)
Current financial liabilities	(8,358)	—	(10,107)	(18,465)
Warrants	(26,267)	—	—	(26,267)
	(19,098)	(901)	(83)	(20,082)

	USD	GBP	Total exposure
At December 31, 2021	(in € thousand)	(in € thousand)	(in € thousand)
Cash and cash equivalents	18,174	8	18,182
Current trade and other payables	(4,916)	(402)	(5,318)
Warrants	(21,405)	—	(21,405)
	(8,147)	(394)	(8,541)

Summary of sensitivity of a change in foreign currency	The impact on the Group’s profit or loss before tax is due to changes in the carrying amount of monetary assets and liabilities as of December 31, 2022:

	Effect of EUR appreciation on	Effect of EUR depreciation on
	profit before tax	profit before tax
Currency	(in € thousand)	(in € thousand)
USD	1,736	(2,122)
GBP	8	(9)
JPY	82	(100)

The impact on the Group’s profit or loss before tax is due to changes in the carrying amount of monetary assets and liabilities as of December 31, 2021:

	Effect of EUR appreciation on	Effect of EUR depreciation on profit
	profit before tax	before tax
Currency	(in € thousand)	(in € thousand)
USD	735	(898)
GBP	15	(19)

Summary of details of the (undiscounted) cash outflows of financial liabilities

				12/31/2022
				2028 and
in € thousand	2023	2024	2025 to 2027	thereafter
Lease liabilities	2,970	2,457	6,463	—
Trade and other payables	33,658	1,974	2,770	—

				12/31/2021
				2027 and
in € thousand	2022	2023	2024 to 2026	thereafter
Lease liabilities	2,356	2,705	8,001	2,187
Trade and other payables	35,335	29	3,498	—

Summary of reconciliation of changes in liabilities arising from financing activities

In € thousand	Lease liabilities	Warrants	Total
Statement of Financial Position as of December 31, 2021	11,823	21,405	33,228
Principal elements of lease payments	(2,720)	—	(2,720)
Interest paid	(443)	—	(443)
Change in the cash flow from financing activities	(3,163)	—	(3,163)
Additions to lease liabilities due to new lease contracts	1,873	—	1,873
Additions to warrants	—	34,550	34,550
Fair value changes	—	(30,196)	(30,196)
Effects of foreign exchange conversion	—	508	508
Interest expenses	436	—	436
Capital contributions	—	—	—
Statement of Financial Position as of December 31, 2022	10,969	26,267	37,236

	Convertible	Lease
In € thousand	loans	liabilities	Warrants	Total
Statement of Financial Position as of December 31, 2020	99,235	11,118	—	110,353
Proceeds from convertible loans	1,850	—	—	1,850
Principal elements of lease payments	—	(1,781)	—	(1,781)
Interest paid	—	(437)	—	(437)
Change in the cash flow from financing activities	1,850	(2,218)	—	(368)
Additions to lease liabilities due to new lease contracts	—	2,486		2,486
Additions to warrants	—		25,859	25,859
Fair value changes	(6,326)	—	(5,492)	(11,818)
Effects of foreign exchange conversion			1,038	1,038
Interest expenses	3,483	437		3,920
Capital contributions	(98,242)	—		(98,242)
Statement of Financial Position as of December 31, 2021	—	11,823	21,405	33,228